Available-for-sale Financial Assets - Summary of Fair Value and Corresponding Cost of Available-for-sale Financial Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets [Line Items]
Cost	R$ 101,569	R$ 88,823
Accumulated gain / (loss) reflected in other comprehensive income	715	(546)
Fair value	102,284	88,277
Investment funds [member]
Disclosure of Financial Assets [Line Items]
Cost	301	42
Fair value	301	42
Brazilian external debt bonds [Member]
Disclosure of Financial Assets [Line Items]
Cost	12,480	14,465
Accumulated gain / (loss) reflected in other comprehensive income	310	(400)
Fair value	12,790	14,065
Brazilian government securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	25,623	17,652
Accumulated gain / (loss) reflected in other comprehensive income	866	286
Fair value	26,489	17,938
Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	24,508	14,488
Accumulated gain / (loss) reflected in other comprehensive income	(118)	(16)
Fair value	24,390	14,472
Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	38,657	42,176
Accumulated gain / (loss) reflected in other comprehensive income	(343)	(416)
Fair value	38,314	41,760
Colombia [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	3,316	1,105
Accumulated gain / (loss) reflected in other comprehensive income	30	50
Fair value	3,346	1,155
Chile [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	9,714	5,832
Accumulated gain / (loss) reflected in other comprehensive income	(4)	12
Fair value	9,710	5,844
Korea [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	1,944	2,673
Fair value	1,944	2,673
Denmark [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	1,951	819
Fair value	1,951	819
Spain [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	2,936	923
Fair value	2,936	923
United States [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	1,585	1,446
Accumulated gain / (loss) reflected in other comprehensive income	(18)	(19)
Fair value	1,567	1,427
Netherlands [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost		101
Fair value		101
Mexico [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	559
Accumulated gain / (loss) reflected in other comprehensive income	(15)
Fair value	544
Paraguay [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	1,915	1,167
Accumulated gain / (loss) reflected in other comprehensive income	(115)	(56)
Fair value	1,800	1,111
Uruguay [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost	588	413
Accumulated gain / (loss) reflected in other comprehensive income	4	(2)
Fair value	592	411
Other [Member] | Government securities - other countries [Member]
Disclosure of Financial Assets [Line Items]
Cost		9
Accumulated gain / (loss) reflected in other comprehensive income		(1)
Fair value		8
Shares [Member] | Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	1,713	1,020
Accumulated gain / (loss) reflected in other comprehensive income	630	365
Fair value	2,343	1,385
Rural Product Note [Member] | Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	2,858	1,477
Accumulated gain / (loss) reflected in other comprehensive income	(30)	(52)
Fair value	2,828	1,425
Bank deposit certificates [Member] | Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	803	2,639
Accumulated gain / (loss) reflected in other comprehensive income		2
Fair value	803	2,641
Securitized real estate loans [Member] | Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	1,743	2,150
Accumulated gain / (loss) reflected in other comprehensive income	19	(55)
Fair value	1,762	2,095
Debentures [Member] | Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	21,737	21,863
Accumulated gain / (loss) reflected in other comprehensive income	(991)	(693)
Fair value	20,746	21,170
Eurobonds and others [Member] | Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	5,551	7,671
Accumulated gain / (loss) reflected in other comprehensive income	25	44
Fair value	5,576	7,715
Financial bills [Member] | Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	619	2,822
Accumulated gain / (loss) reflected in other comprehensive income		(6)
Fair value	619	2,816
Promissory notes [Member] | Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	3,246	2,191
Accumulated gain / (loss) reflected in other comprehensive income	(2)	(18)
Fair value	3,244	2,173
Other [Member] | Corporate securities [Member]
Disclosure of Financial Assets [Line Items]
Cost	387	343
Accumulated gain / (loss) reflected in other comprehensive income	6	(3)
Fair value	R$ 393	R$ 340